Summary of Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax losses (Capital)	$ 19,287	$ 17,692
Tax losses (Income)	27,387	28,517
Deductible temporary differences	35,049	8,663
Total	$ 81,723	$ 54,872